Provisions (Details) - Schedule of Provisions £ in Thousands	6 Months Ended
Jun. 30, 2023 GBP (£)
Provisions (Details) - Schedule of Provisions [Line Items]
Beginning balance	£ 35,290
Ending balance	15,172
Current	9,436
Non-current	5,736
Recognized during the period	1,699
Utilized during the period	(9,330)
Reversed during the period	(12,314)
FX revaluation	(173)
Dilapidation [member]
Provisions (Details) - Schedule of Provisions [Line Items]
Beginning balance	8,752
Ending balance	8,015
Current	2,279
Non-current	5,736
Recognized during the period	1,499
Utilized during the period	(241)
Reversed during the period	(1,995)
FX revaluation
Restructuring [member]
Provisions (Details) - Schedule of Provisions [Line Items]
Beginning balance	24,698
Ending balance	6,663
Current	6,663
Non-current
Recognized during the period	200
Utilized during the period	(8,804)
Reversed during the period	(9,258)
FX revaluation	(173)
Other [member]
Provisions (Details) - Schedule of Provisions [Line Items]
Beginning balance	1,840
Ending balance	494
Current	494
Non-current
Recognized during the period
Utilized during the period	(285)
Reversed during the period	(1,061)
FX revaluation